COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

		Shares	Value

COMMON STOCK	40.6%
AIRPORTS—FOREIGN	0.2%
Aena SME SA, 144A (Spain)(a),(b)		334	$43,549
Airports of Thailand PCL (Thailand)		22,900	37,938
Auckland International Airport Ltd. (New Zealand)		25,739	109,721

			191,208

COMMUNICATIONS	3.0%
TOWERS	2.7%
American Tower Corp.		3,926	1,026,217
Crown Castle International Corp.		2,647	441,255
SBA Communications Corp.		2,127	662,646

			2,130,118

TOWERS—FOREIGN	0.3%
Cellnex Telecom SA, 144A (Spain)(a)		3,217	202,460

TOTAL COMMUNICATIONS			2,332,578

CONSUMER STAPLES	0.8%
FOOD PRODUCTS	0.2%
Hormel Foods Corp.		1,928	98,058
Performance Food Group Co.(b)		821	23,005

			121,063

FOOD PRODUCTS—FOREIGN	0.6%
Wilmar International Ltd. (Singapore)		147,100	497,228

TOTAL CONSUMER STAPLES			618,291

CONSUMER—NON-CYCLICAL	2.0%
AGRICULTURE	0.5%
Archer-Daniels-Midland Co.		9,331	399,647

FOOD PRODUCTS	0.9%
Hershey Co./The		1,396	202,992
Tyson Foods, Inc., Class A		8,176	502,415

			705,407

FOOD PRODUCTS—FOREIGN	0.6%
Associated British Foods PLC (United Kingdom)		11,555	264,658
Mowi ASA (Norway)		9,829	178,506

			443,164

TOTAL CONSUMER—NON-CYCLICAL			1,548,218

		Shares	Value

ELECTRIC	2.4%
Alliant Energy Corp.		3,846	$207,107
CenterPoint Energy, Inc.		9,081	172,630
Evergy, Inc.		3,921	254,198
FirstEnergy Corp.		4,340	125,860
NextEra Energy Partners LP		1,246	77,501
NextEra Energy, Inc.		864	242,525
NorthWestern Corp.		5,333	300,035
Pinnacle West Capital Corp.		1,778	147,716
PNM Resources, Inc.		3,534	149,241
Public Service Enterprise Group, Inc.		3,516	196,685

			1,873,498

ELECTRIC—FOREIGN	1.1%
Elia Group SA/NV (Belgium)		1,710	186,112
Enel S.p.A. (Italy)		16,300	149,317
Hydro One Ltd., 144A (Canada)(a)		15,310	326,214
Iberdrola SA (Spain)		7,583	98,012
National Grid PLC (United Kingdom)		3,806	44,651
Orsted A/S, 144A (Denmark)(a)		567	80,812

			885,118

ENERGY	4.0%
GAS—DISTRIBUTION—FOREIGN	0.6%
Enn Energy Holdings Ltd. (China)		13,600	164,856
Snam S.p.A. (Italy)		19,696	104,851
Tokyo Gas Co., Ltd. (Japan)		1,900	40,341
Towngas China Co., Ltd. (China)		407,000	196,028

			506,076

OIL & GAS	0.5%
Cabot Oil & Gas Corp.		5,160	96,492
Chevron Corp.		2,131	178,876
Concho Resources, Inc.		1,825	95,886

			371,254

OIL & GAS—FOREIGN	2.6%
BP PLC (United Kingdom)		164,221	594,727
Lukoil PJSC, ADR (Russia)		4,811	326,356
Repsol SA (Spain)		70,125	552,987

		Shares	Value

Total SA (France)		15,647	$592,140

			2,066,210

OIL & GAS SERVICES	0.3%
Hess Midstream LP, Class A		11,531	200,524

TOTAL ENERGY			3,144,064

MARINE PORTS—FOREIGN	0.1%
Koninklijke Vopak NV (Netherlands)		1,750	95,547

MATERIALS	6.0%
CHEMICALS	0.6%
FMC Corp.		4,461	473,089

CHEMICALS—FOREIGN	0.5%
Nutrien Ltd. (Canada)		5,827	189,902
Sociedad Quimica y Minera de Chile SA, ADR (Chile)		6,213	189,807

			379,709

METALS & MINING	1.3%
Newmont Corp.		11,582	801,474
Nucor Corp.		4,469	187,475

			988,949

METALS & MINING—FOREIGN	3.6%
Anglo American PLC (South Africa)		19,130	463,100
BHP Group PLC (Australia)		26,765	578,751
MMC Norilsk Nickel PJSC, ADR (Russia)		16,591	433,387
Rio Tinto Ltd. (Australia)		8,110	593,560
Sumitomo Metal Mining Co., Ltd. (Japan)		3,100	93,184
Wheaton Precious Metals Corp. (Canada)		12,987	705,584

			2,867,566

TOTAL MATERIALS			4,709,313

PIPELINES	0.8%
Kinder Morgan, Inc.		20,940	295,254
ONEOK, Inc.		5,125	143,039
Williams Cos., Inc.		10,141	193,997

			632,290

PIPELINES—FOREIGN	1.6%
Enbridge, Inc. (Canada)		19,586	626,863
Pembina Pipeline Corp. (Canada)		7,597	184,615

		Shares	Value
TC Energy Corp. (Canada)		9,116	$415,493

			1,226,971

REAL ESTATE	16.2%
DATA CENTERS	0.6%
Digital Realty Trust, Inc.		2,552	409,698
Equinix, Inc.		125	98,185

			507,883

DIVERSIFIED—FOREIGN	3.8%
Activia Properties, Inc. (Japan)		55	180,997
CapitaLand Commercial Trust (Singapore)		52,700	62,145
Castellum AB (Sweden)		12,305	264,638
Charter Hall Group (Australia)		17,910	133,519
China Overseas Land & Investment Ltd. (China)		14,000	42,660
China Resources Land Ltd. (China)		12,000	50,015
City Developments Ltd. (Singapore)		9,100	54,496
Covivio (France)		1,394	100,184
ESR Cayman Ltd., 144A (China)(a),(b)		32,000	78,913
Hang Lung Properties Ltd. (Hong Kong)		81,000	198,722
Keppel DC REIT (Singapore)		76,973	167,290
Land Securities Group PLC (United Kingdom)		13,408	100,986
Mirvac Group (Australia)		101,261	150,687
Mitsubishi Estate Co., Ltd. (Japan)		19,500	280,123
Mitsui Fudosan Co., Ltd. (Japan)		11,100	173,537
New World Development Co., Ltd. (Hong Kong)		44,750	218,504
NIPPON REIT Investment Corp. (Japan)		58	175,359
Nomura Real Estate Master Fund, Inc. (Japan)		55	68,209
NSI NV (Netherlands)		3,448	122,750
Stockland (Australia)		26,919	60,840
Sun Hung Kai Properties Ltd. (Hong Kong)		18,500	224,993
United Urban Investment Corp. (Japan)		98	95,302

			3,004,869

HEALTH CARE	2.0%
CareTrust REIT, Inc.		9,798	176,560
Healthpeak Properties, Inc.		7,817	213,326
Medical Properties Trust, Inc.		19,248	387,462
Ventas, Inc.		7,324	280,949
Welltower, Inc.		9,965	533,725

			1,592,022

		Shares	Value

HEALTH CARE—FOREIGN	0.4%
Assura PLC (United Kingdom)		177,433	$182,942
Parkway Life Real Estate Investment Trust (Singapore)		40,426	104,904

			287,846

HOTEL	0.2%
Host Hotels & Resorts, Inc.		15,216	164,028

INDUSTRIALS	1.6%
Duke Realty Corp.		12,044	484,048
Prologis, Inc.		7,297	769,250

			1,253,298

INDUSTRIALS—FOREIGN	0.9%
GLP J-REIT (Japan)		150	250,189
Goodman Group (Australia)		6,525	79,335
LondonMetric Property PLC (United Kingdom)		55,629	168,055
Mapletree Industrial Trust (Singapore)		39,400	94,199
Segro PLC (United Kingdom)		10,840	137,280

			729,058

NET LEASE	0.9%
Agree Realty Corp.		2,942	197,026
VICI Properties, Inc.		23,234	504,410

			701,436

NET LEASE—FOREIGN	0.1%
ARGAN SA (France)		680	68,984

OFFICE	0.1%
Boston Properties, Inc.		572	50,959

OFFICE—FOREIGN	0.4%
Cofinimmo SA (Belgium)		1,089	155,437
Entra ASA, 144A (Norway)(a)		4,220	59,573
Gecina SA (France)		488	63,305

			278,315

RESIDENTIAL	2.5%
APARTMENT	1.0%
Apartment Investment & Management Co., Class A		4,765	184,977
Essex Property Trust, Inc.		1,370	302,414
UDR, Inc.		7,833	283,555

			770,946

		Shares	Value

APARTMENT—FOREIGN	1.2%
Aedifica SA (Belgium)		666	$76,742
Daiwa House REIT Investment Corp. (Japan)		71	184,609
LEG Immobilien AG (Germany)		2,302	320,983
Vonovia SE (Germany)		5,424	350,585

			932,919

SINGLE FAMILY	0.3%
Invitation Homes, Inc.		9,892	294,979

TOTAL RESIDENTIAL			1,998,844

RETAIL—FOREIGN	0.6%
Catena AB (Sweden)		1,558	64,057
Klepierre SA (France)		5,740	99,410
Link REIT (Hong Kong)		21,283	165,136
SmartCentres Real Estate Investment Trust (Canada)		8,728	132,147
Unibail-Rodamco-Westfield (France)		552	28,948

			489,698

SELF STORAGE	1.1%
Extra Space Storage, Inc.		2,626	271,371
Public Storage		2,852	570,058

			841,429

SELF STORAGE—FOREIGN	0.3%
National Storage REIT (Australia)		81,823	105,026
Safestore Holdings PLC (United Kingdom)		5,864	58,946
Warehouses De Pauw SCA (Belgium)		2,484	79,942

			243,914

SHOPPING CENTERS	0.7%
COMMUNITY CENTER	0.1%
Kimco Realty Corp.		9,646	107,553

REGIONAL MALL	0.6%
Simon Property Group, Inc.		6,872	428,469

TOTAL SHOPPING CENTERS			536,022

TOTAL REAL ESTATE			12,748,605

TOLL ROADS—FOREIGN	1.4%
Transurban Group (Australia)		35,165	347,835
Vinci SA (France)		7,696	662,356

		Shares	Value

Zhejiang Expressway Co., Ltd. (China)		78,000	$58,005

			1,068,196

WATER	0.4%
American Water Works Co., Inc.		2,192	322,816

WATER—FOREIGN	0.6%
Guangdong Investment Ltd. (China)		90,000	145,510
Pennon Group PLC (United Kingdom)		15,959	220,521
United Utilities Group PLC (United Kingdom)		11,138	130,621

			496,652

TOTAL COMMON STOCK (Identified cost—$30,452,556)			31,893,365

MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES	13.6%
CRUDE/REFINED PRODUCTS	5.4%
Genesis Energy LP		20,251	135,074
Magellan Midstream Partners LP		35,593	1,441,161
NuStar Energy LP		35,023	503,631
PBF Logistics LP		10,823	102,602
Phillips 66 Partners LP		20,248	562,894
Plains All American Pipeline LP		126,489	966,376
Rattler Midstream LP		24,443	192,367
Shell Midstream Partners LP		31,888	376,916

			4,281,021

DIVERSIFIED MIDSTREAM	5.3%
Energy Transfer LP		205,959	1,349,031
Enterprise Products Partners LP		81,463	1,433,749
MPLX LP		75,471	1,378,855

			4,161,635

GATHERING & PROCESSING	1.6%
Crestwood Equity Partners LP		28,564	414,178
Enable Midstream Partners LP		32,082	149,181
EnLink Midstream LLC		65,113	159,527
Noble Midstream Partners LP		15,937	149,808
Western Midstream Partners LP		42,558	383,022

			1,255,716

NATURAL GAS PIPELINES	1.3%
Cheniere Energy Partners LP		2,611	88,461

		Shares	Value

Equitrans Midstream Corp.		36,562	$352,823
TC PipeLines LP		18,403	564,236

			1,005,520

TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Identified cost—$13,124,311)			10,703,892

PREFERRED SECURITIES—$25 PAR VALUE	9.1%
BANKS	2.5%
Bank of America Corp., 5.875%, Series HH(c)		2,070	56,987
Citigroup, Inc., 6.875% to 11/15/23, Series K(c),(d)		3,300	92,400
Dime Community Bancshares, Inc., 5.50%, Series A(c)		5,287	106,797
JPMorgan Chase & Co., 6.10%, Series AA(c)		7,619	192,989
JPMorgan Chase & Co., 6.15%, Series BB(c)		2,448	61,739
Truist Financial Corp., 5.25%, Series O(c)		6,950	186,608
Truist Financial Corp., 4.75%, Series R(c)		7,575	191,382
US Bancorp, 6.50% to 1/15/22, Series F(c),(d)		11,900	317,968
US Bancorp, 5.50%, Series K(c)		5,000	137,450
Wells Fargo & Co., 4.75%, Series Z(c)		19,670	479,948
Wells Fargo & Co., 5.70%, Series W(c)		4,142	105,621

			1,929,889

BANKS—FOREIGN	0.2%
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)(c)		6,051	157,084

ELECTRIC	1.1%
CMS Energy Corp., 5.875%, due 3/1/79		2,425	66,882
SCE Trust V, 5.45% to 3/15/26, Series K(c),(d)		8,800	197,296
Sempra Energy, 5.75%, due 7/1/79		6,987	188,090
Southern Co./The, 4.95%, due 1/30/80, Series 2020		17,085	447,627

			899,895

FINANCIAL	0.3%
DIVERSIFIED FINANCIAL SERVICES	0.2%
Synchrony Financial, 5.625%, Series A(c)		5,800	139,896

INVESTMENT BANKER/BROKER	0.1%
Morgan Stanley, 6.875% to 1/15/24, Series F(c),(d)		2,866	82,254

TOTAL FINANCIAL			222,150

		Shares	Value

INSURANCE	1.8%
LIFE/HEALTH INSURANCE	0.3%
Athene Holding Ltd., 6.375% to 6/30/25, Series C(c),(d)		3,410	$89,308
Unum Group, 6.25%, due 6/15/58		6,928	182,345

			271,653

MULTI-LINE	0.5%
American International Group, Inc., 5.85%, Series A(c)		13,800	380,052

MULTI-LINE—FOREIGN	0.1%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		3,300	82,731

PROPERTY CASUALTY	0.2%
Axis Capital Holdings Ltd., 5.50%, Series E(c)		7,400	189,440

PROPERTY CASUALTY—FOREIGN	0.4%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(c),(d)		10,325	277,019

REINSURANCE	0.3%
Arch Capital Group Ltd., 5.45%, Series F(c)		9,517	250,678

TOTAL INSURANCE			1,451,573

INTEGRATED TELECOMMUNICATIONS SERVICES	0.6%
AT&T, Inc., 4.75%, Series C(c)		18,800	471,504

PIPELINES	0.2%
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(c),(d)		7,482	142,308

REAL ESTATE	1.8%
INDUSTRIALS	0.7%
Monmouth Real Estate Investment Corp., 6.125%, Series C(c)		13,700	344,144
Rexford Industrial Realty, Inc., 5.625%, Series C(c)		7,400	190,550

			534,694

NET LEASE	0.2%
Spirit Realty Capital, Inc., 6.00%, Series A(c)		7,350	185,587

OFFICE	0.2%
Brookfield Property Partners LP, 5.75%, Series A(c)		8,446	152,028

RESIDENTIAL—SINGLE FAMILY	0.7%
American Homes 4 Rent, 5.875%, Series G(c)		9,364	243,464
American Homes 4 Rent, 6.25%, Series H(c)		10,485	288,967

			532,431

TOTAL REAL ESTATE			1,404,740

		Shares		Value

UTILITIES	0.6%
ELECTRIC UTILITIES	0.3%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		9,506		$264,647

GAS UTILITIES	0.3%
South Jersey Industries, Inc., 5.625%, due 9/16/79		7,175		185,402

TOTAL UTILITIES				450,049

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$7,059,374)				7,129,192

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	35.4%
BANKS	7.6%
Bank of America Corp., 5.875% to 3/15/28, Series FF(c),(d)		$332,000		354,295
Bank of America Corp., 6.10% to 3/17/25, Series AA(c),(d)		400,000		439,278
Bank of America Corp., 6.25% to 9/5/24, Series X(c),(d)		428,000		465,282
Bank of America Corp., 6.50% to 10/23/24, Series Z(c),(d)		425,000		475,882
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(c),(d)		148,000		160,621
Citigroup, Inc., 5.95% to 5/15/25, Series P(c),(d)		150,000		160,439
Citigroup, Inc., 6.25% to 8/15/26, Series T(c),(d)		1,107,000		1,226,927
Citigroup, Inc., 5.00% to 9/12/24, Series U(c),(d)		381,000		382,723
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(c),(d)		65,000		69,063
Comerica, Inc., 5.625% to 7/1/25(c),(d)		98,000		104,889
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(a)		200,000		281,947
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(c),(d),(e)		125,000		131,809
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(c),(d)		75,000		76,500
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(c),(d)		230,000		247,186
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(c),(d)		27,000		29,868
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(c),(d)		72,000		79,825
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(c),(d)		320,000		337,502
Regions Financial Corp., 5.75% to 6/15/25, Series D(c),(d)		50,000		53,375
Truist Financial Corp., 4.95% to 9/1/25, Series P(c),(d)		226,000		241,820
Truist Financial Corp., 5.10% to 3/1/30, Series Q(c),(d)		320,000		348,000
Wells Fargo & Co., 7.50%, Series L(c)		107	†	144,610

		Principal Amount	Value

Wells Fargo & Co., 5.875% to 6/15/25, Series U(c),(d)		$114,000	$123,457

			5,935,298

BANKS—FOREIGN	12.6%
AIB Group PLC, 5.25% to 10/9/24 (Ireland)(c),(d),(f),(g)		200,000	224,006
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(c),(d),(g)		200,000	223,791
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(c),(d),(g)		200,000	191,472
Banco Santander SA, 7.50% to 2/8/24 (Spain)(c),(d),(f),(g)		200,000	206,975
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(c),(d),(f),(g)		200,000	250,644
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(c),(d)		230,000	236,868
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(c),(d),(f),(g)		400,000	411,632
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(c),(d),(g)		200,000	222,913
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(c),(d)		100,000	108,734
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(c),(d),(g)		200,000	222,389
Commerzbank AG, 6.125% to 10/9/25 (Germany)(c),(d),(f),(g)		200,000	223,780
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(c),(d),(g)		200,000	211,139
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(c),(d),(g)		400,000	440,464
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(c),(d),(g)		200,000	233,948
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(c),(d),(f),(g)		200,000	208,348
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(c),(d),(g)		200,000	212,889
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(c),(d),(g)		600,000	633,141
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(c),(d),(g)		200,000	220,125
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(c),(d)		200,000	318,737
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(c),(d),(g)		200,000	202,163
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(c),(d),(g)		200,000	205,083
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(c),(d),(g)		200,000	208,610
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(c),(d),(f),(g)		200,000	209,886
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(c),(d),(g)		200,000	205,586
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(c),(d),(f),(g)		200,000	266,709
Natwest Group PLC, 7.648% to 9/30/31 (United Kingdom)(c),(d)		220,000	328,948

		Principal Amount	Value

Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(c),(d),(g)		$200,000	$225,944
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(c),(d),(g)		200,000	209,402
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(d)		200,000	152,074
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(c),(d),(g)		400,000	402,078
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(c),(d),(g)		200,000	204,820
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(c),(d),(g)		400,000	425,778
Standard Chartered PLC, 6.00% to 7/26/25, 144A (United Kingdom)(a),(c),(d),(g)		200,000	203,138
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(c),(d),(g)		400,000	422,196
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(c),(f)		150,000	194,284
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(c),(d),(f),(g)		200,000	216,001
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(c),(d),(g)		200,000	212,361
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(c),(d),(f),(g)		200,000	207,091
Unione di Banche Italiane SpA, 5.875% to 1/20/25, Series EMTN (Italy)(c),(d),(f),(g)		200,000	233,802

			9,937,949

ELECTRIC	1.7%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(c),(d)		760,000	755,668
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(d)		255,000	272,812
Sempra Energy, 4.875% to 10/15/25(c),(d)		290,000	300,962

			1,329,442

FINANCIAL	0.7%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series D(c),(d)		40,000	42,612

INVESTMENT BANKER/BROKER	0.6%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(c),(d)		481,000	527,897

TOTAL FINANCIAL			570,509

INSURANCE	8.2%
LIFE/HEALTH INSURANCE	2.1%
MetLife, Inc., 6.40%, due 12/15/36		275,000	341,564
MetLife, Inc., 10.75%, due 8/1/39		500,000	822,277
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(c),(d)		290,000	243,238

		Principal Amount	Value

Voya Financial, Inc., 6.125% to 9/15/23, Series A(c),(d)		$265,000	$274,170

			1,681,249

LIFE/HEALTH INSURANCE—FOREIGN	0.9%
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(c),(d),(f),(g)		200,000	264,143
M&G PLC, 5.625% to 10/20/31, due 10/20/51 (United Kingdom)(d),(f)		300,000	451,327

			715,470

MULTI-LINE	0.6%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(d)		325,000	449,689

MULTI-LINE—FOREIGN	1.0%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(c),(d)		400,000	531,454
Beazley Insurance DAC, 5.50%, due 9/10/29 (United Kingdom)(f)		200,000	211,750

			743,204

PROPERTY CASUALTY	1.4%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(d)		750,000	784,908
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(a),(d)		200,000	232,959
Markel Corp., 6.00% to 6/1/25(c),(d)		80,000	84,300

			1,102,167

PROPERTY CASUALTY—FOREIGN	1.6%
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(c),(d)		200,000	210,000
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(d),(f)		200,000	215,761
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(d),(f)		200,000	221,401
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(c),(d),(f)		600,000	603,000

			1,250,162

REINSURANCE	0.6%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(d)		535,000	502,626

TOTAL INSURANCE			6,444,567

		Principal Amount	Value

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.7%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(d)		$455,000	$547,431

OIL & GAS—FOREIGN	0.6%
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(c),(d)		120,000	125,820
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(c),(d)		345,000	370,875

TOTAL OIL & GAS—FOREIGN			496,695

PIPELINES	0.1%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(c),(d)		49,000	40,792

PIPELINES—FOREIGN	1.4%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(d)		350,000	346,901
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(d)		170,000	173,598
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(d)		430,000	450,195
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(d)		115,000	117,157

			1,087,851

UTILITIES	1.8%
ELECTRIC UTILITIES	0.5%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(d)		325,000	370,270

ELECTRIC UTILITIES—FOREIGN	1.3%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(d)		915,000	1,018,619

TOTAL UTILITIES			1,388,889

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$26,896,478)			27,779,423

CORPORATE BONDS—INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.1%
General Electric Co., 4.35%, due 5/1/50		85,000	88,268

TOTAL CORPORATE BONDS (Identified cost—$84,703)			88,268

		Number of Rights	Value

RIGHTS—COMMUNICATIONS—TOWERS—FOREIGN	0.0%
Cellnex Telecom SA (Spain)		3,292	$13,766

TOTAL RIGHTS (Identified cost—$0)			13,766

		Shares
SHORT-TERM INVESTMENTS	0.6%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.08%(h)		505,448	505,448

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$505,448)			505,448

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$78,122,870)	99.4%		78,113,354
OTHER ASSETS IN EXCESS OF LIABILITIES	0.6		473,271

NET ASSETS	100.0%		$78,586,625

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	260,748	USD	302,218	8/4/20	$(4,930)
Brown Brothers Harriman	EUR	891,516	USD	1,002,630	8/4/20	(47,532)
Brown Brothers Harriman	GBP	727,561	USD	900,168	8/4/20	(52,209)
Brown Brothers Harriman	USD	955,273	GBP	727,561	8/4/20	(2,896)
Brown Brothers Harriman	USD	1,361,492	EUR	1,152,264	8/4/20	(4,182)
Brown Brothers Harriman	CAD	202,350	USD	151,332	8/5/20	262
Brown Brothers Harriman	USD	151,151	CAD	202,350	8/5/20	(81)
Brown Brothers Harriman	CAD	202,832	USD	151,508	9/2/20	69
Brown Brothers Harriman	EUR	1,165,660	USD	1,378,055	9/2/20	4,126
Brown Brothers Harriman	GBP	758,572	USD	996,066	9/2/20	2,939

						$(104,434)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Note:	Percentages indicated are based on the net assets of the Fund.
†	Represents shares.
(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $7,547,155 which represents 9.6% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(d)	Security converts to floating rate after the indicated fixed-rate coupon period.
(e)	Security value is determined based on significant unobservable inputs (Level 3).
(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $4,820,540 which represents 6.1% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $8,862,447 or 11.3% of the net assets of the Fund.

(h)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	56.4%
United Kingdom	8.4%
France	5.9%
Canada	5.6%
Australia	3.7%
Switzerland	2.4%
Netherlands	2.2%
Japan	2.0%
Spain	1.7%
China	1.6%
Germany	1.1%
Hong Kong	1.0%
Russia	1.0%
Brazil	0.9%
Italy	0.9%
Belgium	0.6%
Ireland	0.6%
Singapore	0.6%
South Africa	0.6%
Other	2.8%

100.0%

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Airports—Foreign	$191,208	$—	$191,208	$—
Communications	2,332,578	2,130,118	202,460	—
Consumer Staples	618,291	121,063	497,228	—
Consumer—Non-Cyclical	1,548,218	1,105,054	443,164	—
Electric—Foreign	885,118	407,026	478,092	—
Energy	3,144,064	571,778	2,572,286	—
Materials	4,709,313	2,547,331	2,161,982	—
Real Estate	12,748,605	6,938,154	5,810,451	—
Toll Roads—Foreign	1,068,196	—	1,068,196	—
Water—Foreign	496,652	—	496,652	—
Other Industries	4,151,122	4,151,122	—	—
Master Limited Partnerships and Related Companies	10,703,892	10,703,892	—	—
Preferred Securities—$25 Par Value	7,129,192	7,129,192	—	—
Preferred Securities—Capital Securities:
Banks	5,935,298	144,610	5,658,879	131,809
Other Industries	21,844,125	—	21,844,125	—
Corporate Bonds	88,268	—	88,268	—
Rights	13,766	13,766	—	—
Short-Term Investments	505,448	—	505,448	—

Total Investments in Securities(a)	$78,113,354	$35,963,106	$42,018,439	$131,809	(b)

Forward Foreign Currency Exchange Contracts	$7,396	$—	$7,396	$—

Total Derivative Assets(a)	$7,396	$—	$7,396	$—

Forward Foreign Currency Exchange Contracts	$(111,830)	$—	$(111,830)	$—

Total Derivative Liabilities(a)	$(111,830)	$—	$(111,830)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities
Balance as of April 30, 2020	$—
Purchases	125,000
Change in unrealized appreciation (depreciation)	6,809

Balance as of July 31, 2020	$131,809

The change in unrealized appreciation (depreciation) attributable to securities owned on July 31, 2020 which were valued using significant unobservable inputs (Level 3) amounted to $6,809.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended July 31, 2020:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$1,997,399